Fifth Third Funds
	Class A Shares	(LMDAX)
Fifth Third LifeModel Moderate FundSM	Class B Shares	(LMDBX)
Summary Prospectus	Class C Shares	(LMDCX)
Dated March 29, 2011	Institutional Shares	(LMDIX)

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated November 26, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go online at http://www.fifththirdfunds.com or call 800.282.5706 or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Investment Objective
The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Distribution Arrangements/Sales Charges for the Funds on page 109 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 64.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.15%	0.15%	0.15%	0.15%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.30%	0.30%	0.55%	0.30%

Acquired Fund Fees and Expenses[4]	0.90%	0.90%	0.90%	0.90%

Total Annual Fund Operating Expenses[6]	1.60%	2.35%	2.35%	1.35%

Fee Waiver and/or Expense Reimbursement[5]	0.37%	0.37%	0.37%	0.37%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.23%	1.98%	1.98%	0.98%

1.

For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 18 months of purchase. See “Front-End Sales Charges - Class A Shares” on page 127 of the Fund’s Prospectus.

2.

5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4.

Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund’s investments in those investment companies. The impact of acquired fees and expenses are included in the total returns of the Fund. The actual indirect expense may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds.

5.

Fifth Third Asset Management, Inc., the Fund’s Advisor and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein

6.

The Fund has a contractual expense cap agreement that does not include indirect Acquired Fund Fees and Expenses. The Net Expenses presented include the indirect Acquired Fund Fees and Expenses. The Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$619	$908	$1,258	$2,241

Class B Shares

Assuming Redemption	$701	$960	$1,385	$2,436

Assuming No Redemption	$201	$660	$1,185	$2,436

Class C Shares

Assuming Redemption	$301	$660	$1,185	$2,624

Assuming No Redemption	$201	$660	$1,185	$2,624

Institutional Shares	$100	$352	$665	$1,553

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

• From 40% to 60% of the Fund’s net assets will be invested in Fifth Third equity funds.
• From 40% to 60% of the Fund’s net assets will be invested in Fifth Third bond funds.
• Up to 15% of the Fund’s net assets will be invested in Fifth Third money market funds.
The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings
Small Cap Growth Fund	0-30%
Mid Cap Growth Fund	0-30%
Quality Growth Fund	0-30%
Structured Large Cap Plus Fund	0-30%
Small Cap Value Fund	0-30%
All Cap Value Fund	0-30%
Disciplined Large Cap Value Fund	0-30%
International Equity Fund	0-15%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-40%
Short Term Bond Fund	0-40%
Institutional Money Market Fund	0-15%
U.S. Treasury Money Market Fund	0-15%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Adviser to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund. The Adviser will periodically adjust the baseline style class allocations.

LifeModel Moderate Target Neutral Style Class Index Blend
Small Cap Growth Index	2.5%
Small Cap Value Index	2.5%
International Index	10.0%
Mid Cap Growth Index	5.0%
Mid Cap Value Index	5.0%
Large Cap Growth Index	8.5%
Large Cap Value Index	8.5%
Large Cap Core Index	8.0%
Specialty Index	5.0%
High Yield Bond Index	2.5%
Total Return Bond Index	30.0%
Short Term Bond Index	12.5%

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

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Bond Funds.   Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Emerging Markets.   The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds.   Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities.   Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds.   The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller Companies.   Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

Best quarter:	Q2 2009	10.65%
Worst quarter:	Q4 2008	-14.42%
Year to Date Return (1/1/10 to 9/30/10):		4.77%

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AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past 5	Since
(for periods ended December 31, 2009)	Date	Year	Years	Inception

Class A Shares (with 5.00% sales charge)	8/1/02

Return Before Taxes		13.14%	0.32%	3.62%

Return After Taxes on Distributions		11.47%	-1.24%	2.29%

Return After Taxes on Distributions and Sale of Fund Shares		8.42%	-0.37%	2.52%

Class B Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		13.29%	0.29%	3.57%

Class C Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		18.28%	0.61%	3.58%

Institutional Shares	8/1/02

Return Before Taxes		19.37%	1.61%	4.60%

LifeModel Moderate Target Neutral 50% Russell 3000® Index/50%
Barclays Capital U.S. Intermediate Government/Credit Bond Index® Blend
(reflects no deduction for fees, expenses or taxes)		16.87%	3.06%	5.48%

LifeModel Moderate Target Neutral Style Class Index Blend
(reflects no deduction for fees, expenses or taxes)		19.46%	3.64%	6.37%

Barclays Capital U.S. Intermediate Government/Credit Bond Index®
(reflects no deduction for fees, expenses or taxes)		5.24%	4.66%	4.82%

Russell 3000® Index
(reflects no deduction for fees, expenses or taxes)		28.34%	0.76%	5.43%

Wilshire 5000® Index
(reflects no deduction for fees, expenses or taxes)		28.30%	0.93%	5.75%

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Managers

E. Keith Wirtz, CFA, FTAM Chief Investment Officer, Lead Portfolio Manager of the Fund since August 2006 Mitchell L. Stapley, CFA, FTAM Chief Fixed Income Officer, Portfolio Manager of the Fund since August 2006 Scott A. Billeadeau, CFA, FTAM Director of Small Cap Growth Strategies, Portfolio Manager of the Fund since September 2007

The Fifth Third LifeModel Moderate Fund is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitch Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.

Purchases and Sales of Fund Shares

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

FTF-SP-LMM1110

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